PRINCIPAL FUNDS’ CCO ANNUAL CERTIFICATION

Pursuant to Item G.1.a.v of Form N-CEN

For the year ended December 31, 2022

I, as the Chief Compliance Officer for Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (collectively, the “Funds”) certify that the Funds and Principal Global Investors, LLC have established procedures reasonably designed to achieve compliance with the terms and conditions of their application to participate in a joint lending and borrowing facility, which application was granted by order of the Securities and Exchange Commission dated October 25, 2011 (the “Application”). This includes procedures designed to achieve the following objectives:

a) that the Interfund Loan Rate will be higher than the Repo Rate, but lower than the Bank Loan Rate;

(b) compliance with the collateral requirements as set forth in the Application;

(c) compliance with the percentage limitations on interfund borrowing and lending;

(d) allocation of interfund borrowing and lending demand in an equitable manner and in accordance with procedures established by the Board of each Fund; and

(e) that the Interfund Loan Rate does not exceed the interest rate on any third party borrowings of a borrowing Fund at the time of the Interfund Loan.

Capitalized terms that are used but not defined herein have the meanings given them in the Application.

Teri R. Root

Chief Compliance Officer – Principal Funds